Other income, net - Schedule of Other income, net (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Government subsidy income	$ 2,061	$ 2,096	$ 2,788
Net unrealized gains arising from long-term investments	10,907		491
Investment income/(loss)	0	(307)	(1,875)
Investment loss on impairment of long-term investments (note 9)	(19,831)	(7,794)	(596)
Exchange (loss)/gain, net	(402)	1,216	(57)
Settlement income	1,531	414	533
Others	366	1,061	704
Other income, net	5,861	2,810	7,880
Linktoken program [Member]
Gains from disposal of Linktoken program (note 8)	6,630
Short-term Investments [Member]
Investment income/(loss)	4,020	$ 5,817	4,204
Long-term Investments [Member]
Investment income/(loss)	$ 579		$ (187)